As filed with the Securities and Exchange Commission on September 2, 2025

1933 Act Registration No. 333-148826

1940 Act Registration No. 811-22175

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 341	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 342	[X]

(Check appropriate box or boxes.)

ALPS ETF TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, CO 80203

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Brendan Hamill

ALPS ETF Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and Address of Agent of Service)

Copy to:

Adam T. Teufel, Esq.

Dechert LLP

1900 K Street, NW

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[__]	immediately upon filing pursuant to paragraph (b)
[X]	On October 1, 2025, pursuant to paragraph (b)
[__]	60 days after filing pursuant to paragraph (a) (1)
[__]	on (date) pursuant to paragraph (a)
[__]	75 days after filing pursuant to paragraph (a) (2)
[__]	on (date), pursuant to paragraph (a) (2)

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 341 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), solely to designate October 1, 2025 as the new effective date for Post-Effective Amendment No. 340 filed pursuant to Rule 485(a) under the 1933 Act as of July 3, 2025.

This Post-Effective Amendment relates solely to ALPS | O’Shares Europe Quality Dividend ETF, a series of ALPS ETF Trust (the “Registrant”). No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

ALPS ETF Trust

ALPS | O’Shares Europe Quality Dividend ETF

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 340 to the Registration Statement on Form N-1A of ALPS ETF Trust (the “Registrant”) under the Securities Act of 1933, as amended, on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) as of July 3, 2025 (“Post-Effective Amendment No. 340”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Post-Effective Amendment No. 340 to the Registrant’s Registration Statement on Form N-1A filed with the SEC as of July 3, 2025.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Post-Effective Amendment No. 340 to the Registrant’s Registration Statement on Form N-1A filed with the SEC as of July 3, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) and has duly caused this Post-Effective Amendment No. 341 of its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 2nd day of September, 2025.

ALPS ETF TRUST
(Registrant)

By:	/s/Laton Spahr
Laton Spahr
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	Trustee	September 2, 2025
Edmund J. Burke*

/s/ Jeremy W. Deems	Trustee	September 2, 2025
Jeremy W. Deems*

/s/ Joseph F. Keenan	Trustee	September 2, 2025
Joseph F. Keenan*

/s/ Rick A. Pederson	Trustee	September 2, 2025
Rick A. Pederson*

/s/ Susan K. Wold	Trustee	September 2, 2025
Susan K. Wold*

/s/ Laton Spahr	President and Trustee	September 2, 2025
Laton Spahr

/s/ Erich Rettinger	Treasurer	September 2, 2025
Erich Rettinger

*	Signature affixed by Brendan Hamill pursuant to a power of attorney dated September 10, 2024.